Income Before Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 923,744	$ 862,554	$ 817,164
Foreign	47,202	34,118	56,626
Income before taxes as reported in the statements of income	$ 970,946	$ 896,672	$ 873,790